UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 7

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2017

Date of reporting period:	5/31/2017

Item 1. Schedule of Investments

Prudential Jennison Value Fund

Schedule of Investments

as of May 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS
Aerospace & Defense — 3.8%
Boeing Co. (The)	42,806	$8,031,690
United Technologies Corp.	94,180	11,422,150

		19,453,840

Banks — 14.2%
Bank of America Corp.	646,476	14,487,527
BB&T Corp.	191,244	7,965,313
Citigroup, Inc.	195,700	11,847,678
JPMorgan Chase & Co.	255,852	21,018,242
PNC Financial Services Group, Inc. (The)	84,678	10,051,278
Wells Fargo & Co.	126,892	6,489,257

		71,859,295

Biotechnology — 1.2%
Shire PLC, ADR	34,152	5,898,734

Capital Markets — 2.2%
Goldman Sachs Group, Inc. (The)	52,870	11,169,316

Chemicals — 3.0%
Dow Chemical Co. (The)	124,138	7,691,591
FMC Corp.	102,739	7,743,438

		15,435,029

Communications Equipment — 1.4%
Cisco Systems, Inc.	231,408	7,296,294

Consumer Finance — 3.3%
Capital One Financial Corp.	114,913	8,839,108
SLM Corp.*	745,465	7,745,381

		16,584,489

Electric Utilities — 4.0%
Exelon Corp.(a)	210,381	7,638,934
PG&E Corp.	182,195	12,458,494

		20,097,428

Electrical Equipment — 1.6%
Eaton Corp. PLC	104,054	8,051,699

Electronic Equipment, Instruments & Components — 1.8%
Flex Ltd.*	534,984	9,233,824

Energy Equipment & Services — 1.8%
Halliburton Co.	197,753	8,936,458

Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	58,916	7,729,190

Food & Staples Retailing — 1.7%
Wal-Mart Stores, Inc.	112,409	8,835,347

Food Products — 2.8%
Conagra Brands, Inc.	212,243	8,179,845
Mondelez International, Inc. (Class A Stock)	130,063	6,059,635

		14,239,480

Health Care Equipment & Supplies — 1.7%
Zimmer Biomet Holdings, Inc.	70,590	8,415,034

Health Care Providers & Services — 3.4%
Cigna Corp.	56,579	9,122,232
Laboratory Corp. of America Holdings*	57,813	8,036,007

		17,158,239

Hotels, Restaurants & Leisure — 4.2%
Carnival Corp.	122,624	7,856,520
Hyatt Hotels Corp. (Class A Stock)*(a)	134,073	7,736,012
McDonald’s Corp.	38,872	5,865,396

		21,457,928

Household Durables — 0.9%
Newell Brands, Inc.	85,851	4,545,811

Household Products — 2.3%
Procter & Gamble Co. (The)	134,447	11,843,436

Industrial Conglomerates — 1.0%
General Electric Co.	183,155	5,014,784

Insurance — 3.8%
Chubb Ltd.	73,938	10,587,182
MetLife, Inc.	167,471	8,472,358

		19,059,540

Internet Software & Services — 3.7%
Alphabet, Inc. (Class A Stock)*	11,499	11,350,548
eBay, Inc.*	207,671	7,123,115

		18,473,663

IT Services — 1.0%
DXC Technology Co.*	67,857	5,260,275

Media — 5.0%
Comcast Corp. (Class A Stock)	288,395	12,023,188
Liberty Global PLC (United Kingdom) (Class C Stock)*	117,316	3,486,631
Twenty-First Century Fox, Inc. (Class A Stock)	182,360	4,945,603
Viacom, Inc. (Class B Stock)	138,039	4,802,377

		25,257,799

Oil, Gas & Consumable Fuels — 8.0%
Anadarko Petroleum Corp.	78,413	3,962,209
Chevron Corp.	100,968	10,448,169
Hess Corp.	76,364	3,504,344
Noble Energy, Inc.	142,349	4,083,993
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	203,316	11,062,423
Suncor Energy, Inc. (Canada)	242,853	7,603,727

		40,664,865

Pharmaceuticals — 6.8%
Allergan PLC	31,521	7,052,824
Eli Lilly & Co.	84,476	6,721,755
Merck & Co., Inc.	152,414	9,923,676
Pfizer, Inc.	332,802	10,865,985

		34,564,240

Road & Rail — 2.4%
Ryder System, Inc.	61,673	4,096,321
Union Pacific Corp.	72,870	8,037,561

		12,133,882

Semiconductors & Semiconductor Equipment — 1.7%
Texas Instruments, Inc.	104,063	8,584,157

Software — 4.0%
Microsoft Corp.	165,499	11,558,450
PTC, Inc.*	147,027	8,465,815

		20,024,265

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	59,398	9,073,639

Textiles, Apparel & Luxury Goods — 1.7%
Coach, Inc.	181,397	8,382,355

Wireless Telecommunication Services — 1.3%
Vodafone Group PLC (United Kingdom), ADR	221,657	6,707,341

TOTAL LONG-TERM INVESTMENTS (cost $353,421,555)		501,441,676

SHORT-TERM INVESTMENTS — 3.2%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	4,923,240	4,923,240
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $11,036,357; includes $11,024,740 of cash collateral for securities on loan)(b)(w)	11,034,151	11,036,357

TOTAL SHORT-TERM INVESTMENTS (cost $15,959,597)		15,959,597

TOTAL INVESTMENTS — 102.2% (cost $369,381,152)(x)		517,401,273
Liabilities in excess of other assets — (2.2)%		(10,909,784)

NET ASSETS — 100.0%		$506,491,489

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt
REITs	Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,814,003; cash collateral of $11,024,740 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$371,543,816

Appreciation	152,045,942
Depreciation	(6,188,485)

Net Unrealized Appreciation	$145,857,457

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$19,453,840	$—	$—
Banks	71,859,295	—	—
Biotechnology	5,898,734	—	—
Capital Markets	11,169,316	—	—
Chemicals	15,435,029	—	—
Communications Equipment	7,296,294	—	—
Consumer Finance	16,584,489	—	—
Electric Utilities	20,097,428	—	—
Electrical Equipment	8,051,699	—	—
Electronic Equipment, Instruments & Components	9,233,824	—	—
Energy Equipment & Services	8,936,458	—	—
Equity Real Estate Investment Trusts (REITs)	7,729,190	—	—
Food & Staples Retailing	8,835,347	—	—
Food Products	14,239,480	—	—
Health Care Equipment & Supplies	8,415,034	—	—
Health Care Providers & Services	17,158,239	—	—
Hotels, Restaurants & Leisure	21,457,928	—	—
Household Durables	4,545,811	—	—
Household Products	11,843,436	—	—
Industrial Conglomerates	5,014,784	—	—
Insurance	19,059,540	—	—
Internet Software & Services	18,473,663	—	—
IT Services	5,260,275	—	—
Media	25,257,799	—	—
Oil, Gas & Consumable Fuels	40,664,865	—	—
Pharmaceuticals	34,564,240	—	—
Road & Rail	12,133,882	—	—
Semiconductors & Semiconductor Equipment	8,584,157	—	—
Software	20,024,265	—	—
Technology Hardware, Storage & Peripherals	9,073,639	—	—
Textiles, Apparel & Luxury Goods	8,382,355	—	—
Wireless Telecommunication Services	6,707,341	—	—
Affiliated Mutual Funds	15,959,597	—	—

Total	$517,401,273	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund and its securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 7

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 18, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam

Treasurer and Principal Financial and Accounting Officer

Date July 18, 2017

*	Print the name and title of each signing officer under his or her signature.